GOODWILL AND INTANGIBLE ASSETS - Amortization Expense (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 19,398
2023	16,366
2024	13,792
2025	6,564
2026 and Thereafter	$ 10,108